INCOME TAX - Components of the income tax expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of income tax [Abstract]
Current period income tax			$ 1,746,881	$ 1,276,458		$ 1,264,066
Income tax surcharge			95,630	151,980
CREE tax						295,324
CREE surcharge						193,425
Subtotal current period taxes			1,842,511	1,428,438		1,752,815
Prior years adjustments			(74,230)	(117,568)		(13,440)
Adjustment due to settlement of uncertain tax positions form prior years			24,277	(7,367)		(31,067)
Deferred taxes			357,032	449,291		348,601
Total tax expense (income)	$ 661.5		$ 2,149,590	$ 1,752,794	[2]	$ 2,056,909	[2]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.